Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Unearned Employee Stock Ownership Plan Shares [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2015	$ 0	$ 91	$ 50,388	$ 80,536	$ (214)	$ (2,417)	$ (58,739)	$ 69,645
Net income				6,350				6,350
Other comprehensive income (loss)					(606)			(606)
Stock compensation expense			79					79
Restricted stock awards			(158)				158	0
Amortization of restricted stock awards			177					177
Earned employee stock ownership plan shares			80			194		274
Other comprehensive loss, net of tax					(606)			(606)
Balance at Dec. 31, 2016	0	91	50,566	86,886	(820)	(2,223)	(58,581)	75,919
Net income				4,404				4,404
Other comprehensive income (loss)					21			(137)
Stock compensation expense			41					41
Restricted stock awards			(278)				278	0
Amortization of restricted stock awards			147					147
Earned employee stock ownership plan shares			147			193		340
Reclassification of certain income tax effects from accumulated other comprehensive income				158	(158)			0
Stock awards withheld for tax withholding							(54)	(54)
Other comprehensive loss, net of tax					21			(137)
Balance at Dec. 31, 2017	0	91	50,623	91,448	(957)	(2,030)	(58,357)	80,818
Net income				8,236				8,236
Other comprehensive income (loss)					(69)			(69)
Stock compensation expense			17					17
Restricted stock awards			(188)				188	0
Amortization of restricted stock awards			134					134
Earned employee stock ownership plan shares			206			194		400
Other comprehensive loss, net of tax					(69)			(69)
Reclassification due to adjustments for equity securities as required by ASU 2016-01				70	(70)			0
Stock warrants purchased			(6,453)					(6,453)
Exercise of stock warrants			(4,168)				4,168	0
Exercise of stock options			(145)				145	0
Tax benefits of exercised stock options			64					64
Balance at Dec. 31, 2018	$ 0	$ 91	$ 40,090	$ 99,754	$ (1,096)	$ (1,836)	$ (53,856)	$ 83,147